Quarterly Holdings Report
for
Fidelity Advisor® International Capital Appreciation Fund
July 31, 2025
AICAP-NPRT3-0925
1.804862.121
Common Stocks - 99.0%
	Shares	Value ($)
AUSTRIA - 1.4%
Financials - 1.4%
Banks - 1.4%
Erste Group Bank AG	2,348,215	215,856,518
BRAZIL - 1.4%
Consumer Discretionary - 1.4%
Broadline Retail - 1.4%
MercadoLibre Inc (a)	89,948	213,526,658
CANADA - 6.4%
Financials - 1.6%
Capital Markets - 1.6%
Brookfield Asset Management Ltd Class A (United States) (b)	3,956,650	244,006,606
Industrials - 1.3%
Professional Services - 1.3%
Thomson Reuters Corp	949,369	190,531,561
Information Technology - 3.5%
IT Services - 1.9%
Shopify Inc Class A (United States) (a)	2,364,385	288,951,491
Software - 1.6%
Constellation Software Inc/Canada	70,567	243,454,113
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	89,116	6
		243,454,119
TOTAL INFORMATION TECHNOLOGY		532,405,610

TOTAL CANADA		966,943,777
CHINA - 3.1%
Communication Services - 3.1%
Interactive Media & Services - 3.1%
Tencent Holdings Ltd	6,781,099	474,759,927
DENMARK - 1.6%
Industrials - 1.6%
Air Freight & Logistics - 1.6%
DSV A/S	1,075,359	240,971,835
FRANCE - 6.6%
Consumer Discretionary - 1.4%
Textiles, Apparel & Luxury Goods - 1.4%
Hermes International SCA	92,916	228,082,876
Industrials - 3.6%
Aerospace & Defense - 2.0%
Safran SA	919,896	303,337,026
Building Products - 1.6%
Cie de Saint-Gobain SA	2,083,581	239,022,481
TOTAL INDUSTRIALS		542,359,507

Materials - 1.6%
Chemicals - 1.6%
Air Liquide SA	1,202,494	236,574,549
TOTAL FRANCE		1,007,016,932
GERMANY - 13.9%
Financials - 4.7%
Banks - 1.8%
Commerzbank AG	7,403,202	270,691,034
Capital Markets - 1.4%
Deutsche Boerse AG	758,806	219,588,912
Insurance - 1.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	349,048	228,511,617
TOTAL FINANCIALS		718,791,563

Industrials - 5.0%
Aerospace & Defense - 3.0%
MTU Aero Engines AG	494,023	213,221,236
Rheinmetall AG	116,841	231,286,568
		444,507,804
Electrical Equipment - 2.0%
Siemens Energy AG (a)	2,627,684	304,230,033
TOTAL INDUSTRIALS		748,737,837

Information Technology - 2.4%
Software - 2.4%
SAP SE	1,302,357	372,416,536
Materials - 1.8%
Construction Materials - 1.8%
Heidelberg Materials AG	1,205,697	278,147,977
TOTAL GERMANY		2,118,093,913
INDIA - 9.0%
Communication Services - 1.5%
Wireless Telecommunication Services - 1.5%
Bharti Airtel Ltd	10,575,395	230,415,306
Consumer Discretionary - 1.4%
Hotels, Restaurants & Leisure - 1.4%
MakeMyTrip Ltd (a)(b)	2,246,823	210,280,165
Financials - 3.5%
Banks - 3.5%
HDFC Bank Ltd/Gandhinagar	12,082,383	277,508,684
ICICI Bank Ltd	15,389,811	259,376,595
		536,885,279
Industrials - 2.6%
Construction & Engineering - 1.4%
Larsen & Toubro Ltd	5,246,058	217,140,858
Passenger Airlines - 1.2%
InterGlobe Aviation Ltd (a)(d)(e)	2,722,693	182,872,710
TOTAL INDUSTRIALS		400,013,568

TOTAL INDIA		1,377,594,318
ISRAEL - 2.9%
Financials - 2.9%
Banks - 2.9%
Bank Hapoalim BM	11,642,033	219,311,860
Bank Leumi Le-Israel BM	11,638,103	216,052,027

TOTAL ISRAEL		435,363,887
ITALY - 1.3%
Consumer Discretionary - 1.3%
Automobiles - 1.3%
Ferrari NV (Italy)	474,109	208,467,794
JAPAN - 4.1%
Industrials - 4.1%
Industrial Conglomerates - 2.4%
Hitachi Ltd	11,784,613	360,616,852
Machinery - 1.7%
Mitsubishi Heavy Industries Ltd	11,036,598	263,514,197
TOTAL JAPAN		624,131,049
NETHERLANDS - 3.0%
Industrials - 1.4%
Professional Services - 1.4%
Wolters Kluwer NV	1,390,942	216,989,790
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
ASM International NV	480,523	234,429,393
TOTAL NETHERLANDS		451,419,183
SPAIN - 1.9%
Utilities - 1.9%
Electric Utilities - 1.9%
Iberdrola SA	16,207,692	284,871,910
SWITZERLAND - 1.7%
Financials - 1.7%
Insurance - 1.7%
Zurich Insurance Group AG	372,892	254,352,120
TAIWAN - 5.0%
Information Technology - 5.0%
Semiconductors & Semiconductor Equipment - 5.0%
Taiwan Semiconductor Manufacturing Co Ltd	19,974,524	767,269,765
UNITED KINGDOM - 9.5%
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 1.3%
InterContinental Hotels Group PLC	1,699,605	195,522,895
Financials - 2.8%
Capital Markets - 2.8%
3i Group PLC	4,139,018	226,164,924
London Stock Exchange Group PLC	1,692,955	206,362,911
		432,527,835
Industrials - 5.4%
Aerospace & Defense - 3.9%
BAE Systems PLC	10,134,075	241,805,532
Rolls-Royce Holdings PLC	24,316,191	345,119,235
		586,924,767
Professional Services - 1.5%
RELX PLC	4,601,357	239,091,519
TOTAL INDUSTRIALS		826,016,286

TOTAL UNITED KINGDOM		1,454,067,016
UNITED STATES - 26.2%
Communication Services - 1.7%
Entertainment - 1.7%
Spotify Technology SA (a)	416,002	260,641,893
Financials - 7.9%
Capital Markets - 2.6%
Moody's Corp	376,881	194,368,838
S&P Global Inc	361,882	199,433,170
		393,802,008
Financial Services - 2.8%
Mastercard Inc Class A	374,018	211,869,977
Visa Inc Class A	599,205	207,007,351
		418,877,328
Insurance - 2.5%
Arthur J Gallagher & Co	677,686	194,665,304
Marsh & McLennan Cos Inc	990,257	197,259,194
		391,924,498
TOTAL FINANCIALS		1,204,603,834

Industrials - 8.2%
Building Products - 1.5%
Trane Technologies PLC	520,637	228,080,657
Commercial Services & Supplies - 1.5%
Waste Connections Inc	1,225,494	228,842,608
Construction & Engineering - 1.4%
Ferrovial SE	4,195,033	214,952,988
Electrical Equipment - 3.8%
Eaton Corp PLC	588,269	226,318,849
Schneider Electric SE	1,333,935	345,213,601
		571,532,450
TOTAL INDUSTRIALS		1,243,408,703

Information Technology - 3.4%
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Inc	875,431	257,114,085
Software - 1.7%
Synopsys Inc (a)	401,255	254,183,005
TOTAL INFORMATION TECHNOLOGY		511,297,090

Materials - 5.0%
Chemicals - 1.2%
Linde PLC	395,251	181,918,225
Construction Materials - 3.8%
Amrize Ltd	3,373,960	170,556,845
CRH PLC (United Kingdom)	2,144,600	203,696,571
Holcim AG	2,620,539	208,987,818
		583,241,234
TOTAL MATERIALS		765,159,459

TOTAL UNITED STATES		3,985,110,979
TOTAL COMMON STOCKS (Cost $10,824,720,349)		15,079,817,581

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	392,688,736	392,767,274
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	102,846,565	102,856,850
TOTAL MONEY MARKET FUNDS (Cost $495,624,123)			495,624,124

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $11,320,344,472)	15,575,441,705
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(348,621,724)
NET ASSETS - 100.0%	15,226,819,981

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $182,872,710 or 1.2% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $182,872,710 or 1.2% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	56,108,485	3,348,415,379	3,011,756,590	3,547,819	-	-	392,767,274	392,688,736	0.7%
Fidelity Securities Lending Cash Central Fund	141,768,000	698,105,479	737,016,629	254,240	-	-	102,856,850	102,846,565	0.4%
Total	197,876,485	4,046,520,858	3,748,773,219	3,802,059	-	-	495,624,124

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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